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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005
             Check here if Amendment [ ] Amendment Number: _________

                        This Amendment (Check only one):
                            [ ] is a restatement.
                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL 35233

Form 13F File Number: 28-1112

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-----------------------
(Signature)
Birmingham, AL
May 20, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $ 163,684 (thousands)

List of Other Included Managers: None

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

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     Column 1           Column 2     Column 3    Column 4             Column 5             Column 6   Column 7        Column 8
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                                                                                                                  Voting Authority
                                                                                                                --------------------
                                                  Value     Shrs or                       Investment   Other
  Name of Issuer      Title of Class   CUSIP    (x $1000)   prn amt   SH/PRN   Put/Call   Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group,
Inc.                      Common     023139108     3,549     32,615   SH                    Sole                 X
Bank of America Corp      Common     060505104     6,642    150,620   SH                    Sole                 X
Cal-Maine Foods,
Inc.                      Common     128030202     1,242    158,000   SH                    Sole                 X
DR Horton, Inc.           Common     23331A109     5,053    228,868   SH                    Sole                 X
Flagstar Bancorp
Inc.                      Common     337930101     3,978    203,500   SH                    Sole                 X
Indymac Bancorp,Inc.      Common     456607100     5,923    255,000   SH                    Sole                 X
MBIA, Inc.                Common     55262C100     8,380    160,300   SH                    Sole                 X
M/I Schottenstein
Homes, Inc.               Common     55305B101     9,810    200,500   SH                    Sole                 X
Old Rep Intl Corp         Common     680223104    15,045    646,000   SH                    Sole                 X
Zales Corp New            Common     988858106     1,724     58,000   SH                    Sole                 X
Torchmark Corp            Common     891027104     3,341     64,000   SH                    Sole                 X
Fresh Del Monte
Produce Inc.              Common     G36738105    25,796    845,200   SH                    Sole                 X
General Maritime
Corp                      Common     Y2692M103    20,587    425,000   SH                    Sole                 X
Anadarko Petroleum
Corp                      Common     03251107     10,997    144,500   SH                    Sole                 X
Ashworth Inc.             Common     04516H101       940     82,500   SH                    Sole                 X
Delta Apparel Inc.        Common     247368103       598     20,200   SH                    Sole                 X
Argonaut Group, Inc.      Common     040157109       346     16,289   SH                    Sole                 X
Allstate Corp.            Common     020002101     3,541     32,500   SH                    Sole                 X
MGIC Invt. Corp. Wis      Common     552848109     9,189    149,000   SH                    Sole                 X